Reconciliation of profit for the year to net cash flows from operating activities (Tables)	12 Months Ended
Jun. 30, 2024
Reconciliation Of Profit For Year To Net Cash Flows From Operating Activities
Schedule of reconciliation of profit for the year to net cash flows from operating activities

	Consolidated Group
	2024 A$ (As Previously Stated)	2024 A$ (As Restated)	2023 A$
Loss for the year	(2,988,469)	(1,941,033)	(3,891,586)

Non-cash items in operating profit
Depreciation of property, plant and equipment	124,799	124,799	108,602
Amortisation of right of use assets	92,076	92,076	92,077
Amortisation of intangible assets	1,227,809	1,227,809	1,154,492
Acquisition of intangible assets	(53,420)	(53,420)	-
Disposal of intangible assets	29,314	29,314	-
Share based payments	408,738	408,738	304,345
R&D tax incentive and other rebates expected	(36,600)	(36,600)	(533,119)
Foreign exchange loss	3,485	3,485	(141,284)
Expected credit losses	272,236	272,236	295,263
Gain on liability extinguishment	-	-	(282,489)
Expiry of unvested performance rights	-	(1,047,436)	-
Operating cash flows before movements in working capital	2,068,437	1,021,001	997,887

Movements in working capital
(Increase)/decrease in trade and other receivables	(22,875)	(22,875)	(780,321)
(Increase)/decrease in prepayments and deposits	135,117	135,117	(126,688)
Increase/(decrease) in trade and other payables	(356,194)	(356,194)	1,392,829
Increase/(decrease) in provisions and accruals	55,653	55,653	132,039
Increase/(decrease) in deferred revenue	(4,571)	(4,571)	14,869
Cash generated from operations	(192,870)	(192,870)	632,728
Net cash generated by operating activities	(1,112,902	(1,112,902)	(2,260,971)